Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 413,926	$ 467,633
Cash and securities segregated under federal and other regulations	166,992	11,010
Financial instruments owned, at fair value, including securities pledged of $4,605,155 at December 31, 2012 and $2,121,783 at December 31, 2011:
Equities	1,463,916	1,416,090
Debt securities	111,157	117,390
Listed equity options	202,091	280,384
Loan inventory	191,712	189,541
Other financial instruments	237	21,483
Securitized HECM loan inventory	4,054,905	1,722,631
Total financial instruments owned, at fair value	6,024,018	3,747,519
Collateralized agreements:
Securities borrowed	1,008,720	1,494,647
Receivable from brokers, dealers and clearing organizations	868,805	547,945
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	94,226	96,290
Investments	78,348	83,231
Goodwill	213,900	223,542
Intangible assets, less accumulated amortization	55,654	80,039
Income taxes receivable	152,576	9,788
Assets of business held for sale	449,509	313,790
Other assets	251,773	77,517
Total assets	9,778,447	7,152,951
Financial instruments sold, not yet purchased, at fair value:
Equities	1,164,999	1,369,750
Debt securities	118,991	61,852
Listed equity options	155,942	254,506
Other financial instruments	5,505	17,532
Total financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Collateralized financings:
Securities loaned	504,082	697,998
Financial instruments sold under agreements to repurchase	355,000	360,000
Other secured financings	146,330	59,405
Liability to GNMA trusts, at fair value	4,002,704	1,710,627
Total collateralized financings	5,008,116	2,828,030
Payable to brokers, dealers and clearing organizations	378,724	322,354
Payable to customers	388,676	23,664
Accrued compensation expense	141,794	166,068
Accrued expenses and other liabilities	186,746	111,801
Liabilities of business held for sale	357,661	111,031
Long-term debt	388,753	424,338
Total liabilities	8,295,907	5,690,926
Commitments and Contingent Liabilities (Note 22)
Equity
Class A Common stock Shares authorized: 500,000 at December 31, 2012 and 2011; Shares issued: 274,821 at December 31, 2012 and 166,361 at December 31, 2011; Shares outstanding: 202,056 at December 31, 2012 and 96,645 at December 31, 2011	2,748	1,664
Additional paid-in capital	1,400,317	850,837
Retained earnings	710,621	1,433,320
Treasury stock, at cost; 72,765 at December 31, 2012 and 69,717 shares at December 31, 2011	(858,907)	(823,023)
Accumulated other comprehensive (loss)	(2,096)	(773)
Total equity	1,252,683	1,462,025
Total liabilities, convertible preferred stock and equity	9,778,447	7,152,951
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock
Series A convertible preferred stock Shares issued: 400 at December 31, 2012, Shares outstanding: 243 at December 31, 2012	$ 229,857